UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21589

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2008 to January 31, 2009

Item 1:                                                       Schedule of Investments

Credit Suisse Commodity Return Strategy Fund

Schedule of Investments

January 31, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMERCIAL PAPER (17.6%)
CORPORATES (17.6%)
$7,700	Caterpillar, Inc.	(A-1, P-1)	04/03/09	0.250	$7,696,735
3,300	ConocoPhillips	(A-1, P-1)	02/02/09	0.170	3,299,984
30,000	Emerson Electric Co.	(A-1, P-1)	02/17/09	0.100	29,998,667
8,200	General Electric Co.	(A-1+, P-1)	03/27/09	0.300	8,196,310
10,000	Hewlett-Packard Co.	(A-1, P-1)	03/06/09	0.100	9,999,083
1,500	Hewlett-Packard Co.	(A-1, P-1)	03/10/09	0.200	1,499,692
27,400	Pfizer, Inc.	(A-1+, P-1)	03/06/09	2.530	27,336,455
18,800	The Coca-Cola Co.	(A-1, P-1)	03/06/09	0.200	18,796,553
16,000	The Coca-Cola Co.	(A-1, P-1)	05/04/09	0.273	15,985,696
5,500	The Walt Disney Co.	(A-1, P-1)	03/10/09	0.400	5,497,739
30,000	Wal-Mart Stores, Inc.	(A-1+, P-1)	06/16/09	0.250	29,971,890

TOTAL COMMERCIAL PAPER (Cost $158,278,785)					158,278,804

ASSET BACKED SECURITIES (0.1%)
45	Ace Securities Corp., Series 2003-0P1, Class A2#*	(AAA, Aaa)	12/25/33	0.749	35,206
305	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV2#*	(AAA, Aaa)	09/25/33	0.729	146,550
10	CDC Mortgage Capital Trust, Series 2003-HE4, Class A3#*	(AAA, Aaa)	03/25/34	0.939	3,704
49	Countrywide Home Equity Loan Trust, Series 2004-R, Class 2A#*	(B, Caa1)	03/15/30	0.583	14,855
35	Countrywide Home Equity Loan Trust, Series 2005-B, Class 2A#*	(CCC, Caa1)	05/15/35	0.513	7,972
60	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF6, Class A2B#*	(AAA, Aaa)	07/25/34	0.799	19,565
87	MSDWCC Heloc Trust, Series 2005-1, Class A#*	(A, Baa1)	07/25/17	0.579	52,566
129	Option One Mortgage Loan Trust, Series 2003-3, Class A2#*	(AAA, Aaa)	06/25/33	0.989	96,141
36	Specialty Underwriting & Residential Finance, Series 2004-BC2, Class A2#*	(AAA, Aaa)	05/25/35	0.659	16,846

TOTAL ASSET BACKED SECURITIES (Cost $763,135)					393,405

STRUCTURED NOTES (7.7%)
21,000	Deutsche Bank AG London, Series DJAI, Senior Unsecured Notes#	(A+, Aa1)	12/17/09	0.174	14,523,600
15,800	Deutsche Bank AG London, Series DJAI, Senior Unsecured Notes#	(A+, Aa1)	01/13/10	0.206	16,289,800
5,300	Svensk AB Exportkredit, Series DJA2, Senior Unsecured Notes#	(AA+, Aa1)	01/13/10	1.601	5,463,097
20,000	Svensk AB Exportkredit, Series DJAI, Senior Unsecured Notes#	(AA+, Aa1)	01/13/10	1.601	20,615,460
12,000	Svensk AB Exportkredit, Series DJAi, Senior Unsecured Notes#	(AA+, Aa1)	01/13/10	1.601	12,369,276

TOTAL STRUCTURED NOTES (Cost $74,100,000)					69,261,233

VARIABLE RATE CORPORATE OBLIGATIONS (3.6%)
DIVERSIFIED FINANCIALS (3.6%)
16,000	Procter & Gamble Co., Series MTN, Senior Unsecured Notes#	(AA-, Aa3)	09/09/09	2.216	15,973,952
16,000	Procter & Gamble International Funding SCA, Company Guaranteed Notes#	(AA-, Aa3)	08/19/09	2.459	16,004,496

TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $32,000,000)					31,978,448

UNITED STATES AGENCY OBLIGATIONS (51.3%)
50,000	Fannie Mae#	(AAA, Aaa)	02/12/10	2.180	50,063,000
32,800	Fannie Mae Discount Notes	(AAA, Aaa)	02/02/09	2.800	32,797,449
27,200	Fannie Mae Discount Notes	(AAA, Aaa)	03/18/09	0.195	27,193,370
2,500	Fannie Mae Discount Notes	(AAA, Aaa)	11/16/09	0.770	2,486,548
20,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	02/02/09	0.091	19,999,949
365	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	02/02/09	0.120	364,999
30,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	02/13/09	0.100	29,999,000
39,500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	02/19/09	0.200	39,496,050
3,300	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	02/27/09	0.200	3,299,523
30,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	03/16/09	0.180	29,993,550
27,400	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	03/31/09	0.468	27,386,309
14,800	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	04/20/09	0.360	14,793,518
12,600	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	05/05/09	0.370	12,590,185
365	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	07/20/09	0.520	364,114
365	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	07/28/09	0.520	364,072
50,000	Federal Home Loan Banks#	(AAA, Aaa)	02/10/10	2.318	50,053,800
33,000	Federal Home Loan Banks Series 1#	(AAA, Aaa)	07/10/09	1.179	33,075,999
34,000	Federal Home Loan Banks Series 1#	(AAA, Aaa)	01/14/11	1.044	33,991,942

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS
$32,900	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	07/12/10	1.254	$32,914,772
2,400	Freddie Mac Discount Notes	(AAA, Aaa)	03/23/09	0.270	2,399,100
3,500	Freddie Mac Discount Notes	(AAA, Aaa)	04/17/09	0.300	3,498,526
11,000	Freddie Mac Discount Notes	(AAA, Aaa)	06/22/09	1.411	10,980,959
3,000	Freddie Mac Discount Notes	(AAA, Aaa)	07/13/09	0.460	2,993,760

TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $460,836,125)					461,100,494

SHORT-TERM INVESTMENT (0.0%)
197	State Street Bank and Trust Co. Euro Time Deposit (Cost $197,000)		02/02/09	0.010	197,000

Number of Shares

WHOLLY-OWNED SUBSIDIARY (20.1%)
101,043,491	Credit Suisse Cayman Commodity Fund I, Ltd.^ (Cost $353,147,178)				180,965,560

TOTAL INVESTMENTS AT VALUE (100.4%) (Cost $1,079,322,223)					902,174,944

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)					(3,785,167)

NET ASSETS (100.0%)					$898,389,777

INVESTMENT ABBREVIATION

MTN = Medium Term Note

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of January 31, 2009.
*	Securities considered illiquid. The total value of such securities as of January 31, 2009 was $393,405 or 0.0% of net assets.
^	Affiliated issuer.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Securities, options, futures contracts and other assets (including swaps and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	902,174,944	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$902,174,944	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At January 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $1,079,322,223, $1,914,614, $(179,061,893) and $(177,147,279), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                       Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                       Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND

/s/George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: March 23, 2009

/s/Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: March 23, 2009